EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE
EARNINGS PER SHARE

21. EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Years Ended December 31,
	2014	2015	2016
	(In Thousands of US Dollars, except share and per share data)
Numerator:
Net income attributable to Canadian Solar Inc.—basic	$239,502	$171,861	$65,249
Dilutive effect of interest expense of convertible notes	4,641	5,275	—

Net income attributable to Canadian Solar Inc.—diluted	$244,143	$177,136	$65,249

Denominator:
Denominator for basic calculation—weighted average number of common shares—basic	54,408,037	55,728,903	57,524,349
Diluted effects of share number from share options and RSUs	2,051,601	1,343,162	534,714
Diluted effects of share number from warrants	—	20,658	—
Dilutive effects of share number from convertible notes	2,894,977	3,333,333	—

Denominator for diluted calculation—weighted average number of common shares—diluted	59,354,615	60,426,056	58,059,063

Basic earnings per share	$4.40	$3.08	$1.13

Diluted earnings per share	$4.11	$2.93	$1.12

        The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings per share for the years indicated.

	Years Ended December 31,
	2014	2015	2016
Share options and RSUs	95,422	115,017	476,043